Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2060 Fund	May 30, 2024
Fidelity Freedom 2060 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.50%
Past 5 years	11.20%
Since Inception	8.26%	[1]
Fidelity Freedom 2060 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.97%
Past 5 years	9.42%
Since Inception	6.85%	[1]
Fidelity Freedom 2060 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.57%
Past 5 years	8.61%
Since Inception	6.36%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.24%
F1032
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.27%

[1]	A From August 5, 2014 .